Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIVictory THB Mid Cap ETF
(the “Fund”)Supplement dated March 28, 2024
to the Summary Prospectus and Prospectus dated November 1, 2023, as supplementedOn March 28, 2024, the Board of Trustees of Victory Portfolios II (the “Trust”) upon the recommendation of Victory Capital Management Inc., the Fund’s investment adviser, (the “Adviser”) approved changes to the Fund’s investment strategy to be effective on or about May 31, 2024 (the “Effective Date”).The changes described below are not expected to alter the way in which the Adviser manages the Fund. Although the Fund’s revised investment strategy as described below eliminates references to restrictions on the Fund’s investments in securities of companies that are directly involved in the primary manufacture of complete tobacco products, cluster munitions, thermal coal and fossil fuels, and the goal to maintain an overall level of “carbon risk” at or below the level of a third-party index, the Fund’s revised strategy is not expected to have a material impact on the nature and scope of the Fund’s investments.1.On the Effective Date, the “Principal Investment Strategy” section on page 2 of the Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following:The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of mid-cap companies. The Fund considers “mid-cap companies” to be companies with market capitalizations that, at the time of initial purchase, are within the capitalization range of companies comprising the Russell Mid Cap Index. As of September 30, 2023, the Russell Midcap Index included companies with approximate market capitalizations between $470.1 million and $55.4 billion. The size of companies in the index changes with market conditions and the composition of the index. Generally, the Adviser expects the Fund will hold approximately 30 securities.The Adviser uses a bottom-up, fundamental research investment process to identify high quality companies it believes have the ability to sustainably grow shareholder equity and that are trading below the Adviser’s assessment of their intrinsic value. The Adviser believes there is a strong linkage between high-quality companies, good corporate citizenship, and long-term shareholder value creation.The portfolio management team first narrows the Fund’s investment universe from approximately 800 companies to approximately 200 companies by applying multifactor fundamental screening. It then further analyzes these companies to narrow the potential investments to a watchlist of approximately 50 companies by using quantitative and qualitative criteria to identify significant factors that the Adviser believes will increase the value of the company’s securities (e.g., rising cash flows or increasing revenues). To identify and select the final portfolio, the team looks for securities that it believes offer the highest adjusted return, which it calculates by applying its proprietary Quality Assessment and risk measures to each security’s pre-adjusted expected return. The Quality Assessment, which guides the team’s decisions on selecting, retaining, and selling investments for the Fund, seeks to identify high-quality companies by analyzing their 1) management, 2) financial strength, 3) industry position and, as a final analytical step, 4) corporate responsibility, which includes the evaluation of environmental, social, and governance issues using proprietary and third-party ratings.The equity securities in which the Fund invests are primarily common stocks. In addition, the Fund may invest in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund expects that typically 10% or less of the Fund’s total asset value will be invested in foreign securities, ADRs and GDRs, as determined at the time of investment.From time to time, the Fund may focus its investments in one or more economic sectors. As of the date of this Prospectus, the Fund expects that it will have significant investments in the consumer discretionary, health care, industrials, and information technology sectors.2.On the Effective Date, the disclosure found under the “Additional Fund Information” section of the Prospectus will be deleted and replaced with the following:The VictoryShares THB Mid Cap ETF (the “Fund”) is organized as an exchange-traded fund (“ETF”).The Fund’s investment objective is non-fundamental. The Fund invests under normal circumstances at least 80% of its assets in equity securities of mid-cap companies. This 80% policy is non-fundamental and may be changed without shareholder approval by the Board of Trustees upon at least 60 days’ prior written notice to shareholders. For purposes of the Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, exclusive of collateral held from securities lending.This and the following sections describe additional information about the principal investment strategies that the Fund will use under normal market conditions to pursue its investment objective, as well as any secondary strategies the Fund may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The Fund’s Statement of Additional Information (“SAI”) includes more information about the Fund, its investments, and the related risks.Under adverse, unstable, or abnormal market conditions, the Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash, and cash equivalents. For cash management purposes, the Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause the Fund to fail to meet its investment objective and increase the Fund’s expenses.When selecting securities for the Fund, the Adviser attempts to identify securities when, in the Adviser’s opinion, the market has undervalued the potential of the company with regards to operating structure and profitability; failed to recognize the inherent value on a cost replacement basis; and overlooked the resulting synergies available with respect to a potential acquisition.The Adviser selects investments based on a process, which combines financial analysis and proprietary research to evaluate potential investments’ management structure and long-term outlook and business strategies. In constructing the Fund’s portfolio, the Adviser uses a bottom-up fundamental research process that utilizes both quantitative and qualitative analysis to identify investment opportunities. The Adviser’s quantitative process screens the potential investment universe to uniquely combine fundamental and valuation factors that are consistent with the Adviser’s investment approach. Candidate companies generally must possess distinguishing characteristics that help define them as leaders within their respective industries, while also demonstrating some form of identifiable positive change in either the underlying business or corporate structure. The Adviser aims to anticipate how such positive changes may affect the income statement, balance sheet or market perception of that particular company.Qualitative analysis is a by-product of a number of sources, including but not limited to the Adviser’s previous knowledge of a company and/or sector, industry referrals, due diligence such as company visits, as well as general industry research. As part of its qualitative analysis, the Adviser focuses not only on the depth and quality of a company’s management team, but also on management’s economic alignment with the company’s shareholders.A security may be sold when the Adviser determines: (i) the security’s price is no longer justifiable; (ii) the investment is no longer appropriate for the Fund’s portfolio; (iii) a company has experienced a fundamental deterioration. In addition, a portion of a security holding may be sold if, due to an increase in value, the holding exceeds a pre-determined percentage of the total market value of the Fund’s portfolio.If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
VictoryShares THB Mid Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIVictory THB Mid Cap ETF
(the “Fund”)Supplement dated March 28, 2024
to the Summary Prospectus and Prospectus dated November 1, 2023, as supplementedOn March 28, 2024, the Board of Trustees of Victory Portfolios II (the “Trust”) upon the recommendation of Victory Capital Management Inc., the Fund’s investment adviser, (the “Adviser”) approved changes to the Fund’s investment strategy to be effective on or about May 31, 2024 (the “Effective Date”).The changes described below are not expected to alter the way in which the Adviser manages the Fund. Although the Fund’s revised investment strategy as described below eliminates references to restrictions on the Fund’s investments in securities of companies that are directly involved in the primary manufacture of complete tobacco products, cluster munitions, thermal coal and fossil fuels, and the goal to maintain an overall level of “carbon risk” at or below the level of a third-party index, the Fund’s revised strategy is not expected to have a material impact on the nature and scope of the Fund’s investments.1.On the Effective Date, the “Principal Investment Strategy” section on page 2 of the Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following:The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of mid-cap companies. The Fund considers “mid-cap companies” to be companies with market capitalizations that, at the time of initial purchase, are within the capitalization range of companies comprising the Russell Mid Cap Index. As of September 30, 2023, the Russell Midcap Index included companies with approximate market capitalizations between $470.1 million and $55.4 billion. The size of companies in the index changes with market conditions and the composition of the index. Generally, the Adviser expects the Fund will hold approximately 30 securities.The Adviser uses a bottom-up, fundamental research investment process to identify high quality companies it believes have the ability to sustainably grow shareholder equity and that are trading below the Adviser’s assessment of their intrinsic value. The Adviser believes there is a strong linkage between high-quality companies, good corporate citizenship, and long-term shareholder value creation.The portfolio management team first narrows the Fund’s investment universe from approximately 800 companies to approximately 200 companies by applying multifactor fundamental screening. It then further analyzes these companies to narrow the potential investments to a watchlist of approximately 50 companies by using quantitative and qualitative criteria to identify significant factors that the Adviser believes will increase the value of the company’s securities (e.g., rising cash flows or increasing revenues). To identify and select the final portfolio, the team looks for securities that it believes offer the highest adjusted return, which it calculates by applying its proprietary Quality Assessment and risk measures to each security’s pre-adjusted expected return. The Quality Assessment, which guides the team’s decisions on selecting, retaining, and selling investments for the Fund, seeks to identify high-quality companies by analyzing their 1) management, 2) financial strength, 3) industry position and, as a final analytical step, 4) corporate responsibility, which includes the evaluation of environmental, social, and governance issues using proprietary and third-party ratings.The equity securities in which the Fund invests are primarily common stocks. In addition, the Fund may invest in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund expects that typically 10% or less of the Fund’s total asset value will be invested in foreign securities, ADRs and GDRs, as determined at the time of investment.From time to time, the Fund may focus its investments in one or more economic sectors. As of the date of this Prospectus, the Fund expects that it will have significant investments in the consumer discretionary, health care, industrials, and information technology sectors.2.On the Effective Date, the disclosure found under the “Additional Fund Information” section of the Prospectus will be deleted and replaced with the following:The VictoryShares THB Mid Cap ETF (the “Fund”) is organized as an exchange-traded fund (“ETF”).The Fund’s investment objective is non-fundamental. The Fund invests under normal circumstances at least 80% of its assets in equity securities of mid-cap companies. This 80% policy is non-fundamental and may be changed without shareholder approval by the Board of Trustees upon at least 60 days’ prior written notice to shareholders. For purposes of the Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, exclusive of collateral held from securities lending.This and the following sections describe additional information about the principal investment strategies that the Fund will use under normal market conditions to pursue its investment objective, as well as any secondary strategies the Fund may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The Fund’s Statement of Additional Information (“SAI”) includes more information about the Fund, its investments, and the related risks.Under adverse, unstable, or abnormal market conditions, the Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash, and cash equivalents. For cash management purposes, the Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause the Fund to fail to meet its investment objective and increase the Fund’s expenses.When selecting securities for the Fund, the Adviser attempts to identify securities when, in the Adviser’s opinion, the market has undervalued the potential of the company with regards to operating structure and profitability; failed to recognize the inherent value on a cost replacement basis; and overlooked the resulting synergies available with respect to a potential acquisition.The Adviser selects investments based on a process, which combines financial analysis and proprietary research to evaluate potential investments’ management structure and long-term outlook and business strategies. In constructing the Fund’s portfolio, the Adviser uses a bottom-up fundamental research process that utilizes both quantitative and qualitative analysis to identify investment opportunities. The Adviser’s quantitative process screens the potential investment universe to uniquely combine fundamental and valuation factors that are consistent with the Adviser’s investment approach. Candidate companies generally must possess distinguishing characteristics that help define them as leaders within their respective industries, while also demonstrating some form of identifiable positive change in either the underlying business or corporate structure. The Adviser aims to anticipate how such positive changes may affect the income statement, balance sheet or market perception of that particular company.Qualitative analysis is a by-product of a number of sources, including but not limited to the Adviser’s previous knowledge of a company and/or sector, industry referrals, due diligence such as company visits, as well as general industry research. As part of its qualitative analysis, the Adviser focuses not only on the depth and quality of a company’s management team, but also on management’s economic alignment with the company’s shareholders.A security may be sold when the Adviser determines: (i) the security’s price is no longer justifiable; (ii) the investment is no longer appropriate for the Fund’s portfolio; (iii) a company has experienced a fundamental deterioration. In addition, a portion of a security holding may be sold if, due to an increase in value, the holding exceeds a pre-determined percentage of the total market value of the Fund’s portfolio.If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of mid-cap companies. The Fund considers “mid-cap companies” to be companies with market capitalizations that, at the time of initial purchase, are within the capitalization range of companies comprising the Russell Mid Cap Index. As of September 30, 2023, the Russell Midcap Index included companies with approximate market capitalizations between $470.1 million and $55.4 billion. The size of companies in the index changes with market conditions and the composition of the index. Generally, the Adviser expects the Fund will hold approximately 30 securities.The Adviser uses a bottom-up, fundamental research investment process to identify high quality companies it believes have the ability to sustainably grow shareholder equity and that are trading below the Adviser’s assessment of their intrinsic value. The Adviser believes there is a strong linkage between high-quality companies, good corporate citizenship, and long-term shareholder value creation.The portfolio management team first narrows the Fund’s investment universe from approximately 800 companies to approximately 200 companies by applying multifactor fundamental screening. It then further analyzes these companies to narrow the potential investments to a watchlist of approximately 50 companies by using quantitative and qualitative criteria to identify significant factors that the Adviser believes will increase the value of the company’s securities (e.g., rising cash flows or increasing revenues). To identify and select the final portfolio, the team looks for securities that it believes offer the highest adjusted return, which it calculates by applying its proprietary Quality Assessment and risk measures to each security’s pre-adjusted expected return. The Quality Assessment, which guides the team’s decisions on selecting, retaining, and selling investments for the Fund, seeks to identify high-quality companies by analyzing their 1) management, 2) financial strength, 3) industry position and, as a final analytical step, 4) corporate responsibility, which includes the evaluation of environmental, social, and governance issues using proprietary and third-party ratings.The equity securities in which the Fund invests are primarily common stocks. In addition, the Fund may invest in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund expects that typically 10% or less of the Fund’s total asset value will be invested in foreign securities, ADRs and GDRs, as determined at the time of investment.From time to time, the Fund may focus its investments in one or more economic sectors. As of the date of this Prospectus, the Fund expects that it will have significant investments in the consumer discretionary, health care, industrials, and information technology sectors.